Related parties	12 Months Ended
Dec. 31, 2024
Related parties
Related parties

31.Related parties

Balances with associates and joint ventures as of December 31, 2024, and 2023 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts
	receivable	– Loans	assets	payable	Loans
Joint Ventures
Equion Energía Limited	169	—	91	890	829,334
Ecodiesel Colombia S.A.	4,099	—	—	59,094	—
Interligação Elétrica do Madeira S.A.	36,830	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,261	39	—	—	—
Interligação Elétrica Paraguaçu S.A.	21,812	29	—	—	—
Interligação Elétrica Aimorés S.A.	13,323	29	—	—	—
Interligação Elétrica Ivaí S.A.	17,363	1,752	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	54,409	—	—	—	—
Consorcio Eléctrico Yapay	—	3,313	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	347,325	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	—	3,786	—
Extrucol S.A.	—	—	—	439	—
E2 Energía Eficiente S.A. E.S.P.	3,204	—	—	1,178	—
Balance as of December 31, 2024	161,470	352,487	91	65,387	829,334
Current	161,470	5,161	91	65,387	829,334
Non–current	—	347,326	—	—	—
	161,470	352,487	91	65,387	829,334
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited	—	—	84	6,327	683,949	423
Ecodiesel Colombia S.A.	4,953	—	—	49,429	—	—
Interligação Elétrica do Madeira S.A.	35,100	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,292	41	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	11,366	25	—	—	—	—
Interligação Elétrica Aimorés S.A.	7,612	25	—	—	—	—
Interligação Elétrica Ivaí S.A.	18,316	1,097	—	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	26,783	—	—	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	143,236	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,560	—	—
Extrucol S.A.	—	—	—	1,028	—	—
E2 Energía Eficiente S.A. E.S.P.	7,215	—	—	422	—	—
Internexa Brasil Operadora de Telecomunicaciones	—	235	—	—	—	—
Balance as of December 31, 2023	121,637	144,659	84	64,766	683,949	423
Current	121,637	1,421	84	64,766	683,949	423
Non–current	—	143,238	—	—	—	—
	121,637	144,659	84	64,766	683,949	423
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

The main transactions with related parties as of December 31 are detailed as follows:

	2024		2023		2022
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	62	43,452	731	2,578	33	23,845
Ecodiesel Colombia S.A.	39,119	516,341	25,032	540,987	21,234	619,286
	39,181	559,793	25,763	543,565	21,267	643,131
Associates
Gases del Caribe S.A. E.S.P.	—	34,486	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	—	5,394	—	39,659	—	53,994
Extrucol S.A.	—	3,239	16	4,591	20	3,411
E2 Energía Eficiente S.A. E.S.P.	84,820	3,924	91,105	3,045	90,117	7,908
	84,820	47,043	91,121	47,295	90,137	65,313
	124,001	606,836	116,884	590,860	111,404	708,444

31.1Directors and key management personnel

In accordance with the approval given by the shareholders’ meeting in 2012, which was recorded in Minute No. 026, the directors’ fees for attending the meetings of the Board of Directors and / or the committees increase from four to six legal monthly minimum legal monthly salaries in force.

On the other hand, in the General Shareholders’ Meeting of 2018, the amendment of the Corporate Bylaws that appears in Minute No. 036 was approved, by virtue of which, the fourth paragraph of article 23 was eliminated that made the differentiation between the fees for face-to-face and non-face-to-face meetings. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2024 for fees to members of the Board of Directors amounted to $6,139 (2023 - $4,983).

The total compensation paid to Executive Officers and Senior Managers as of December 31, 2024, amounted to $23,186 (2023 – $35,906). Executive Officers and Senior Managers are not eligible to receive pension and retirement benefits.

As of December 31, 2024, Germán González, one of the key directors of management, owned shares of Ecopetrol S.A., which are equivalent to 1% of the outstanding shares of the Company.

31.2Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds, and quotas, transferring said obligations and the money that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since 2016, the entities that manage the resources are: Fiduciaria Bancolombia, Fiduciaria de Occidente, and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria, and Fiduciaria Central). These fiduciaries will manage the pension resources for a period of five years (2016-2021) and as compensation they receive remuneration with fixed and variable components, the latter being settled on the gross returns of the portfolios and charged to the managed resources.

Starting in 2023, and after a rigorous selection and asset allocation process, the new administrators of the Pension Liabilities until December 2028 are: BBVA Asset Management, Fiduciaria Bogotá, Fiduciaria BBVA and the Ecopetrol PACC 2022 Consortium made up of Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria, and Fiduciaria Central.

31.3	Government related parties

The Colombian Government controls Ecopetrol S.A. with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)          Purchase of oil from the National Hydrocarbons Agency – ANH

The ANH, an entity which operates under the rules of the Ministry of Mines and Energy, has as objective to manage the oil and gas reserves and resources owned by the Colombian Nation.

In accordance with the nature of the purchase and sale contract business, Ecopetrol purchases the crude oil from ANH that it receives from some producers in Colombia at prices set in accordance with an established formula, which reflects the sales prices, with adjustment to the quality of API gravity, sulfur content, transportation rates, to export ports or to the Barrancabermeja and/or Cartagena refineries.

The purchase value of oil and gas from ANH is detailed in Note 26 - Cost of sales.

(b)          Refined Price Stabilization Fund

The sale prices of regular gasoline and diesel are regulated by the National Government. In that way, there are differentials between the volume reported by the companies at the time of sale and the difference between the parity price and the reference price, the parity price being the one that corresponds to the daily prices of motor gasoline and diesel observed during the month. This differential can be for or against the producers. The value of this differential is detailed in Note 25 - Revenue from contracts with customers and in Note 7 - Trade and other receivables.

(c)          National Tax and Customs Direction

Ecopetrol Business Group, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction of Colombia.

(d)          Comptroller General of the Republic

Ecopetrol Business Group, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol Business Group does not have any other kind of association or commercial relationship with this entity.